Share capital and other reserves	12 Months Ended
Dec. 31, 2024
Share capital and other reserves
Share capital and other reserves

15Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2024		2023
	No.	£	No.	£
Ordinary, of $0.001 each	69,542,515	54,753	22,124,924	16,681
	69,542,515	54,753	22,124,924	16,681

Ordinary shares (other than shares held in treasury) have full voting rights, full dividend rights. Treasury shares totaling 140,000 are excluded as at December 31, 2024 (2023: nil). The Company is authorized to issue 200,000,000 ordinary shares. During the period 47,557,591 ordinary shares were issued as shown below:

	Shares issued	Share capital issued	Proceeds received	Premium arising
	No.	£	£ 000	£ 000
Exercise of Nil-Cost Options	14,006	99	—	—
SF Investment agreement	200,000	156	15,629	15,629
Partial Conversion of Convertible Senior Secured Notes	47,343,585	37,817	—	280,567
	47,557,591	38,072	15,629	296,196

On March 13, 2024 and in relation to the SF Investment Agreement, the Company issued 200,000 ordinary shares resulting in proceeds of £15,629 thousand and share premium of £15,629 thousand ($20,000 thousand).

On December 23, 2024 the holders of the Convertible Senior Secured Notes delivered conversion notices to the Company for the conversion of half, or approximately $130 million in principal amount, of the Convertible Senior Secured Notes at a fixed conversion price of $2.75 per ordinary share (or 363.636 shares per $1,000 of principal amount). This resulted in the issuance of 47,343,585 ordinary shares, with a reference share price of $7.42 per ordinary share, by the Company to the holders of the Convertible Senior Secured Notes and the recognition of share premium of £280,567 thousand.

Effective May 22, 2024, the Company entered into an agreement with Rolls-Royce to terminate the contract with Rolls-Royce to design an Electric Propulsion Unit (EPU). The agreement provides for the transfer from Rolls-Royce to the Company of the Company’s ordinary shares, which Rolls-Royce acquired from the Company in a private placement transaction in 2021. A treasury share reserve of £803 thousand reflecting 140,000 shares has been recognized as a result.

15Share capital and other reserves (continued)

Nature and purpose of other reserves

	December 31,	December 31,	December 31,
	2024	2023	2022
	£ 000	£ 000	£ 000
Share based payment reserve	27,073	21,140	22,359
Foreign currency translation reserve	3,910	1,484	8,365
Warrant reserve	13,475	9,292	9,292
Merger reserve	54,841	54,841	54,841
Credit risk reserve	—	—	—
	99,299	86,757	94,857

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised. The translation reserve arises as a result of the retranslation of overseas subsidiaries and the Company’s USD denominated balances in consolidated financial statements. The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (“fixed-for-fixed condition”).

In accordance with the SF Investment Agreement, 50 million warrants were issued on March 13, 2024 resulting in £3,907 thousand ($5,000 thousand) being recognized within the warrant reserve. On October 29, 2021, the Company entered into the Virgin Atlantic Warrant Instrument, which provides for a warrant over 262,500 ordinary shares. These warrants remain outstanding and are valued at £8,558 thousand within the warrant reserve.

The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.

The credit risk reserve recognizes the impact of fair value movements in derivative financial liabilities that are related to changes in the Company’s own credit risk. Changes in Company-specific credit risk during the period, by way of a 11.0 percentage point increase in credit spread (giving an overall discount rate of 37.5)%, resulted in downward adjustments to the resultant valuation of Convertible Senior Secured Notes of £22,293 thousand. Such amounts were realized upon substantial modification and extinguishment of the existing derivative financial liability, and therefore transferred to accumulated deficit during the period.